EMPLOYEE BENEFIT PLANS - Sensitivity Analysis - El Salvador (Details) - El Salvador - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of employee benefit plans
Discount rate Value	2.30%	3.00%
Salary rate Value	2.00%	2.00%
Discount rate | Retirement Pension Premium Plan
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ (924)
Effect on DBO Decrease	$ 1,007
Discount rate | Retirement Pension Premium Plan | Increase Level
Disclosure of employee benefit plans
Discount rate Value	2.80%
Discount rate | Retirement Pension Premium Plan | Decrease Level
Disclosure of employee benefit plans
Discount rate Value	1.80%
Salary Level | Retirement Pension Premium Plan
Disclosure of employee benefit plans
Percentage of Increase	0.50%
Percentage of Decrease	0.50%
Effect on DBO Increase	$ 142
Effect on DBO Decrease	$ (187)
Salary Level | Retirement Pension Premium Plan | Increase Level
Disclosure of employee benefit plans
Salary rate Value	2.50%
Salary Level | Retirement Pension Premium Plan | Decrease Level
Disclosure of employee benefit plans
Salary rate Value	1.50%